Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible Assets

11.Intangible Assets

Intangible assets, net consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Customer relationships	165,435	163,324	23,680
Purchased software	393	455	66
Technology	2,900	2,900	420
Less: Accumulated amortization	(44,469)	(65,076)	(9,435)
Total intangible assets, net	124,259	101,603	14,731

The Company recorded amortization expenses of RMB13,749, RMB21,104 and RMB21,094 (US$3,058) primarily as cost of revenues, and RMB53, RMB4,240 and nil of impairment charges as general and administrative expenses for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2022, estimated amortization expenses of the existing intangible assets for each of the next five years are RMB20,273, RMB20,010, RMB18,840, RMB15,061 and RMB13,945, respectively.

The Company entered into non-monetary transactions to exchange its customer relationships with other on-demand delivery service providers during the year ended December 31, 2020. The Company accounted for these non-monetary exchanges based on fair value of assets received, which was determined using an income approach. The significant inputs used in the fair value assessment were revenue growth rates, gross margin, weighted-average cost of capital and economic useful life of the customer relationships.